Related party transactions (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Due from related parties	$ 110,958	$ 59,983
Zhejiang Yili Yuncang Holding Group Co Ltd [Member]
Due from related parties	103,417	0
Zhejiang Yili Yuncang Technology Group Co., Ltd [Member]
Due from related parties	0	29,055
FarmNet [Member]
Due from related parties	4,100	0
Epakia Canada Inc [Member]
Due from related parties	2,996	0
Shanghai Zhongjian Yiting Medical Health Technology Partnership [Member]
Due from related parties	308	30,928
Dehong Zhang [Member]
Due from related parties	$ 137	$ 0